AB Sustainable Thematic Credit Portfolio

Portfolio of Investments

January 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 94.9%
Industrial – 49.4%
Basic – 2.6%
Ecolab, Inc. 2.75%, 08/18/2055	U.S.$	525	$306,967
Inversiones CMPC SA 3.85%, 01/13/2030(a)		905	837,125
6.125%, 02/26/2034(a)		385	389,152
LYB International Finance III LLC 5.625%, 05/15/2033		502	507,580
Sealed Air Corp. 1.57%, 10/15/2026(a)		1,485	1,402,241
Smurfit Kappa Treasury ULC 5.20%, 01/15/2030(a)		2,503	2,525,741
Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(a)		536	552,616
Suzano Austria GmbH 6.00%, 01/15/2029		425	428,697

			6,950,119

Capital Goods – 6.1%
Caterpillar Financial Services Corp. 5.00%, 05/14/2027		868	877,961
CNH Industrial Capital LLC 1.45%, 07/15/2026		1,605	1,531,009
5.10%, 04/20/2029		284	285,175
Eaton Corp. 4.15%, 03/15/2033		1,472	1,384,414
4.70%, 08/23/2052		380	333,864
John Deere Capital Corp. 4.40%, 09/08/2031		419	406,891
4.50%, 01/08/2027		42	42,099
4.70%, 06/10/2030		420	419,009
4.75%, 01/20/2028		933	940,617
4.85%, 10/11/2029		263	265,143
4.95%, 03/06/2026		594	597,404
4.95%, 07/14/2028		428	433,319
Parker-Hannifin Corp. 4.20%, 11/21/2034		1,305	1,204,630
6.25%, 05/15/2038		490	525,190
Regal Rexnord Corp. 6.05%, 04/15/2028		19	19,373
6.30%, 02/15/2030		82	84,669
Republic Services, Inc. 1.75%, 02/15/2032		1,275	1,031,241
5.00%, 12/15/2033		417	409,080
Trane Technologies Financing Ltd. 3.50%, 03/21/2026		405	400,610
5.25%, 03/03/2033		154	155,324
Waste Management, Inc. 1.50%, 03/15/2031		470	385,671
4.50%, 03/15/2028		910	907,756
4.95%, 07/03/2027		981	991,130
Xylem, Inc./NY 1.95%, 01/30/2028		1,725	1,590,418
2.25%, 01/30/2031		886	760,746

			15,982,743

Communications - Media – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026		12	12,234
6.83%, 10/23/2055		630	619,283
Comcast Corp. 4.65%, 02/15/2033		590	567,826
Thomson Reuters Corp. 5.50%, 08/15/2035		570	571,813

			1,771,156

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 3.3%
AT&T, Inc. 2.25%, 02/01/2032	U.S.$	10	$8,282
2.55%, 12/01/2033		133	107,249
5.40%, 02/15/2034		1,094	1,099,811
British Telecommunications PLC 9.625%, 12/15/2030(b)		70	85,019
Corning, Inc. 4.70%, 03/15/2037		62	57,359
5.45%, 11/15/2079		280	256,094
Sprint Capital Corp. 8.75%, 03/15/2032		1,070	1,279,023
T-Mobile USA, Inc. 2.70%, 03/15/2032		1,765	1,502,029
3.60%, 11/15/2060		445	292,984
3.875%, 04/15/2030		172	162,647
5.15%, 04/15/2034		497	488,481
TELUS Corp. 3.40%, 05/13/2032		1,194	1,055,330
Verizon Communications, Inc. 2.355%, 03/15/2032		416	346,226
2.55%, 03/21/2031		329	284,904
3.875%, 02/08/2029		835	806,483
4.50%, 08/10/2033		439	415,109
Vodafone Group PLC 4.875%, 06/19/2049		617	530,464

			8,777,494

Consumer Cyclical - Automotive – 4.1%
Aptiv Swiss Holdings Ltd. 3.25%, 03/01/2032		605	526,412
4.15%, 05/01/2052		395	284,427
4.40%, 10/01/2046		180	136,699
5.15%, 09/13/2034		883	839,093
5.40%, 03/15/2049		215	187,319
BMW US Capital LLC 4.60%, 08/13/2027(a)		1,022	1,018,811
Ford Motor Co. 3.25%, 02/12/2032		2,058	1,721,475
Ford Motor Credit Co. LLC 6.05%, 03/05/2031		960	960,039
6.125%, 03/08/2034		253	247,990
6.50%, 02/07/2035		661	661,586
General Motors Financial Co., Inc. 2.35%, 01/08/2031		145	122,238
3.60%, 06/21/2030		71	65,142
3.85%, 01/05/2028		435	421,828
5.90%, 01/07/2035		774	769,838
6.40%, 01/09/2033		1,320	1,368,998
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(a)		1,157	1,165,006
Lear Corp. 4.25%, 05/15/2029		415	400,792

			10,897,693

Consumer Cyclical - Other – 1.4%
MDC Holdings, Inc. 6.00%, 01/15/2043		1,130	1,117,088
PulteGroup, Inc. 6.00%, 02/15/2035		410	419,045
6.375%, 05/15/2033		965	1,015,770
7.875%, 06/15/2032		1,003	1,147,190

			3,699,093

Consumer Cyclical - Retailers – 0.7%
Home Depot, Inc. (The) 1.50%, 09/15/2028		1,425	1,279,485
Lowe’s Cos., Inc. 5.80%, 09/15/2062		645	625,896

			1,905,381

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 11.7%
AbbVie, Inc. 4.80%, 03/15/2027	U.S.$	1,200	$1,206,674
4.875%, 11/14/2048		1,275	1,146,955
Amgen, Inc. 6.375%, 06/01/2037		867	930,434
AstraZeneca PLC 6.45%, 09/15/2037		445	490,978
Bristol-Myers Squibb Co. 3.70%, 03/15/2052		510	371,370
3.90%, 03/15/2062		495	352,227
4.25%, 10/26/2049		725	588,307
6.40%, 11/15/2063		1,078	1,157,179
Cardinal Health, Inc. 5.125%, 02/15/2029		717	721,703
Cencora, Inc. 4.625%, 12/15/2027		910	907,022
Cencosud SA 5.95%, 05/28/2031(a)		740	740,999
Conagra Brands, Inc. 5.30%, 11/01/2038		545	511,783
CVS Health Corp. 4.78%, 03/25/2038		900	790,497
4.875%, 07/20/2035		1,305	1,195,925
5.70%, 06/01/2034		506	505,237
6.00%, 06/01/2063		936	866,708
Eli Lilly & Co. 4.50%, 02/09/2029		1,212	1,208,081
5.20%, 08/14/2064		491	455,905
Fresenius Medical Care US Finance III, Inc. 3.00%, 12/01/2031(a)		945	798,056
General Mills, Inc. 2.25%, 10/14/2031		1,964	1,646,134
4.70%, 01/30/2027		217	217,343
4.875%, 01/30/2030		47	46,846
Gilead Sciences, Inc. 5.10%, 06/15/2035		1,027	1,012,300
5.25%, 10/15/2033		21	21,119
HCA, Inc. 3.50%, 07/15/2051		425	278,519
3.625%, 03/15/2032		198	176,464
5.50%, 06/15/2047		735	671,771
IQVIA, Inc. 6.25%, 02/01/2029		327	338,850
Kaiser Foundation Hospitals Series 2021 2.81%, 06/01/2041		200	141,663
Kenvue, Inc. 5.20%, 03/22/2063		1,478	1,357,480
Kraft Heinz Foods Co. 6.50%, 02/09/2040		1,240	1,317,194
6.875%, 01/26/2039		1,521	1,678,225
Medtronic, Inc. 4.375%, 03/15/2035		365	344,448
Merck & Co., Inc. 1.90%, 12/10/2028		1,800	1,631,060
2.90%, 12/10/2061		225	129,449
Pfizer, Inc. 4.125%, 12/15/2046		775	630,721
7.20%, 03/15/2039		285	332,565
Roche Holdings, Inc. 4.20%, 09/09/2029(a)		1,295	1,272,599
Sutter Health 5.16%, 08/15/2033		182	180,356
Sysco Corp. 2.40%, 02/15/2030		1,462	1,296,806
Thermo Fisher Scientific, Inc. 4.98%, 08/10/2030		370	372,996
Unilever Capital Corp. 4.25%, 08/12/2027		486	483,703

	Principal Amount (000)		U.S. $ Value

Wyeth LLC 5.95%, 04/01/2037	U.S.$	265	$277,624

			30,802,275

Services – 3.1%
Global Payments, Inc. 3.20%, 08/15/2029		1,970	1,812,917
Mastercard, Inc. 1.90%, 03/15/2031		1,503	1,275,963
3.85%, 03/26/2050		2,565	1,993,401
Moody’s Corp. 5.00%, 08/05/2034		659	645,660
PayPal Holdings, Inc. 5.25%, 06/01/2062		600	542,292
S&P Global, Inc. 2.30%, 08/15/2060		590	293,271
2.90%, 03/01/2032		863	752,930
3.90%, 03/01/2062		235	173,772
4.25%, 05/01/2029		58	56,785
5.25%, 09/15/2033		477	479,801
Verisk Analytics, Inc. 5.75%, 04/01/2033		264	272,118

			8,298,910

Technology – 14.0%
Analog Devices, Inc. 2.95%, 10/01/2051		1,091	692,822
5.05%, 04/01/2034		958	955,260
Apple, Inc. 4.10%, 08/08/2062		998	785,657
Applied Materials, Inc. 4.80%, 06/15/2029		538	540,872
Autodesk, Inc. 2.40%, 12/15/2031		2,712	2,291,175
Broadcom, Inc. 2.45%, 02/15/2031(a)		643	555,399
3.19%, 11/15/2036(a)		694	555,831
3.42%, 04/15/2033(a)		641	559,631
4.15%, 02/15/2028		232	227,926
5.05%, 07/12/2027		477	480,896
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031		1,460	1,254,030
2.90%, 12/01/2029		569	515,991
CDW LLC/CDW Finance Corp. 3.28%, 12/01/2028		986	923,378
Cisco Systems, Inc. 5.05%, 02/26/2034		658	657,146
5.35%, 02/26/2064		895	856,312
5.50%, 01/15/2040		1,075	1,087,878
5.90%, 02/15/2039		50	52,706
Dell International LLC/EMC Corp. 4.35%, 02/01/2030		530	513,012
8.10%, 07/15/2036		579	684,548
Entegris, Inc. 4.75%, 04/15/2029(a)		390	376,273
Fiserv, Inc. 5.35%, 03/15/2031		572	579,651
5.625%, 08/21/2033		539	548,221
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027		427	423,511
HP, Inc. 2.65%, 06/17/2031		650	558,776
Intel Corp. 1.60%, 08/12/2028		1,188	1,054,715
International Business Machines Corp. 3.43%, 02/09/2052		575	393,020
4.00%, 06/20/2042		865	706,151
4.90%, 07/27/2052		735	651,524
Intuit, Inc. 5.50%, 09/15/2053		880	858,502

	Principal Amount (000)		U.S. $ Value

Jabil, Inc. 4.25%, 05/15/2027	U.S.$	1,429	$1,410,674
5.45%, 02/01/2029		356	359,417
KLA Corp. 4.70%, 02/01/2034		485	469,170
5.00%, 03/15/2049		900	817,269
Lam Research Corp. 3.125%, 06/15/2060		480	293,408
Micron Technology, Inc. 2.70%, 04/15/2032		2,298	1,925,759
5.875%, 02/09/2033		144	147,263
Microsoft Corp. 2.675%, 06/01/2060		500	289,743
3.04%, 03/17/2062		1,166	733,832
4.50%, 02/06/2057		738	657,173
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.25%, 05/11/2041		705	508,326
5.00%, 01/15/2033		365	356,459
Oracle Corp. 4.125%, 05/15/2045		673	530,053
5.50%, 08/03/2035		637	637,075
6.125%, 08/03/2065		662	659,483
6.90%, 11/09/2052		489	542,648
Salesforce, Inc. 2.90%, 07/15/2051		642	408,685
SK Hynix, Inc. 6.375%, 01/17/2028(a)		485	501,068
Skyworks Solutions, Inc. 3.00%, 06/01/2031		2,426	2,092,730
Texas Instruments, Inc. 4.10%, 08/16/2052		272	214,787
5.05%, 05/18/2063		739	662,278
VMware LLC 1.40%, 08/15/2026		1,096	1,041,998
4.70%, 05/15/2030		545	533,803
Western Digital Corp. 2.85%, 02/01/2029		956	857,909

			36,991,824

Transportation - Railroads – 1.2%
Canadian Pacific Railway Co. 5.95%, 05/15/2037		1,644	1,708,970
CSX Corp. 6.00%, 10/01/2036		875	920,608
6.15%, 05/01/2037		599	637,339

			3,266,917

Transportation - Services – 0.5%
Ashtead Capital, Inc. 5.95%, 10/15/2033(a)		436	441,685
Ryder System, Inc. 5.375%, 03/15/2029		844	855,799

			1,297,484

			130,641,089

Financial Institutions – 36.3%
Banking – 24.5%
ABN AMRO Bank NV 4.80%, 04/18/2026(a)		600	598,200
AIB Group PLC 5.87%, 03/28/2035(a)		851	860,289
Ally Financial, Inc. 6.85%, 01/03/2030		602	628,859
6.99%, 06/13/2029		503	527,571
American Express Co. 5.085%, 01/30/2031		529	530,675
5.645%, 04/23/2027		851	860,298
Banco Bilbao Vizcaya Argentaria SA 7.88%, 11/15/2034		600	666,701

	Principal Amount (000)		U.S. $ Value

Banco Santander SA 4.175%, 03/24/2028	U.S.$	400	$393,159
4.25%, 04/11/2027		400	394,666
5.29%, 08/18/2027		400	402,662
6.03%, 01/17/2035		1,000	1,025,186
6.53%, 11/07/2027		400	411,131
Bank of America Corp. 3.705%, 04/24/2028		530	517,158
3.85%, 03/08/2037		1,660	1,476,282
4.38%, 04/27/2028		375	371,308
Bank of Ireland Group PLC 5.60%, 03/20/2030(a)		268	271,616
Bank of Nova Scotia (The) 4.93%, 02/14/2029		794	793,841
Barclays PLC 5.09%, 06/20/2030		535	523,249
5.335%, 09/10/2035		1,295	1,258,579
6.22%, 05/09/2034		297	307,243
7.12%, 06/27/2034		544	583,637
BNP Paribas SA 4.625%, 02/25/2031(a) (c)		412	355,590
BPCE SA 5.88%, 01/14/2031(a)		647	657,119
6.29%, 01/14/2036(a)		647	662,810
CaixaBank SA 6.04%, 06/15/2035(a)		977	996,189
6.84%, 09/13/2034(a)		388	415,145
Capital One Financial Corp. 2.36%, 07/29/2032		726	593,075
5.46%, 07/26/2030		887	894,934
5.47%, 02/01/2029		116	117,318
6.31%, 06/08/2029		365	378,735
Citigroup, Inc. 4.54%, 09/19/2030		1,287	1,254,744
5.45%, 06/11/2035		500	498,249
5.59%, 11/19/2034		906	900,939
5.83%, 02/13/2035		467	463,807
6.02%, 01/24/2036		735	736,226
Credit Agricole SA 1.25%, 01/26/2027(a)		1,285	1,240,664
5.86%, 01/09/2036(a)		695	702,002
Danske Bank A/S 4.61%, 10/02/2030(a)		479	467,124
Deutsche Bank AG/New York NY 2.31%, 11/16/2027		877	836,510
3.73%, 01/14/2032		462	406,465
3.74%, 01/07/2033		920	792,079
5.37%, 01/10/2029		239	239,621
6.72%, 01/18/2029		249	259,315
7.15%, 07/13/2027		203	209,190
Discover Financial Services 7.96%, 11/02/2034		214	244,679
Fifth Third Bank NA 4.97%, 01/28/2028		261	262,434
Goldman Sachs Bank USA/New York NY 5.41%, 05/21/2027		864	871,251
Goldman Sachs Group, Inc. (The) 1.95%, 10/21/2027		805	766,335
HSBC Holdings PLC 3.97%, 05/22/2030		550	522,589
4.755%, 06/09/2028		513	510,327
5.13%, 11/19/2028		1,294	1,297,462
5.73%, 05/17/2032		1,244	1,263,731
5.89%, 08/14/2027		1,080	1,096,049
6.16%, 03/09/2029		200	205,892
7.40%, 11/13/2034		376	412,044
Intesa Sanpaolo SpA 3.875%, 01/12/2028(a)		460	442,012
7.78%, 06/20/2054(a)		913	1,005,315

	Principal Amount (000)		U.S. $ Value

JPMorgan Chase & Co. 1.58%, 04/22/2027	U.S.$	647	$622,885
1.95%, 02/04/2032		449	376,060
4.98%, 07/22/2028		1,015	1,018,721
5.04%, 01/23/2028		959	964,934
KBC Group NV 5.80%, 01/19/2029(a)		229	234,100
Lloyds Banking Group PLC 5.09%, 11/26/2028		1,000	1,001,501
5.72%, 06/05/2030		866	884,173
7.50%, 09/27/2025(c)		288	291,292
7.95%, 11/15/2033		533	600,024
Morgan Stanley 5.04%, 07/19/2030		253	252,458
5.65%, 04/13/2028		1,206	1,226,310
5.94%, 02/07/2039		729	733,617
6.63%, 11/01/2034		431	465,071
Series G 1.51%, 07/20/2027		656	625,603
2.24%, 07/21/2032		302	252,170
Morgan Stanley Bank NA 4.45%, 10/15/2027		1,302	1,295,155
5.02%, 01/12/2029		735	737,915
5.50%, 05/26/2028		1,240	1,256,709
National Bank of Canada 4.95%, 02/01/2028		544	545,335
Nationwide Building Society 2.97%, 02/16/2028(a)		1,065	1,022,307
NatWest Group PLC 3.03%, 11/28/2035		268	232,805
4.96%, 08/15/2030		766	758,089
Nordea Bank Abp 6.625%, 03/26/2026(a) (c)		343	345,810
Royal Bank of Canada Series G 5.07%, 07/23/2027		888	892,888
Santander Holdings USA, Inc. 6.50%, 03/09/2029		51	52,694
Santander UK Group Holdings PLC 2.47%, 01/11/2028		514	488,392
5.69%, 04/15/2031		568	574,376
Shinhan Bank Co., Ltd. 4.375%, 04/13/2032(a)		385	357,930
Societe Generale SA 2.80%, 01/19/2028(a)		960	915,801
2.89%, 06/09/2032(a)		1,480	1,247,201
4.03%, 01/21/2043(a)		1,086	768,471
7.37%, 01/10/2053(a)		1,391	1,417,535
Standard Chartered PLC 2.61%, 01/12/2028(a)		920	878,248
5.005%, 10/15/2030(a)		395	390,166
6.19%, 07/06/2027(a)		390	396,630
Svenska Handelsbanken AB 4.75%, 03/01/2031(a) (c)		1,000	903,328
Synchrony Financial 5.935%, 08/02/2030		305	308,544
UBS AG/Stamford CT 4.86%, 01/10/2028		1,292	1,296,141
UBS Group AG 9.25%, 11/13/2028(a) (c)		219	238,910
UniCredit SpA 1.98%, 06/03/2027(a)		621	596,332
US Bank NA/Cincinnati OH 4.51%, 10/22/2027		522	519,807
Westpac Banking Corp. Series G 4.32%, 11/23/2031		554	546,141

			64,912,859

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.2%
Nomura Holdings, Inc. 5.78%, 07/03/2034	U.S.$	506	$513,863

Insurance – 4.1%
Allianz SE 3.20%, 10/30/2027(a) (c)		1,400	1,237,885
Athene Global Funding 4.95%, 01/07/2027(a)		38	38,028
5.32%, 11/13/2031(a)		353	348,713
5.53%, 07/11/2031(a)		479	480,573
5.62%, 05/08/2026(a)		1,237	1,249,150
Centene Corp. 2.50%, 03/01/2031		1,295	1,077,422
2.625%, 08/01/2031		708	585,874
Cigna Group (The) 2.375%, 03/15/2031		410	350,018
4.80%, 08/15/2038		600	545,640
Elevance Health, Inc. 5.15%, 06/15/2029		224	226,232
Humana, Inc. 5.375%, 04/15/2031		173	172,661
5.75%, 03/01/2028		177	180,981
5.95%, 03/15/2034		816	827,874
Met Tower Global Funding 5.25%, 04/12/2029(a)		980	993,801
Principal Life Global Funding II 4.60%, 08/19/2027(a)		480	478,946
4.80%, 01/09/2028(a)		903	903,088
5.10%, 01/25/2029(a)		514	515,800
Swiss RE Subordinated Finance PLC 5.70%, 04/05/2035(a)		600	597,219
Zurich Finance Ireland Designated Activity Co. Series E 3.00%, 04/19/2051(a)		200	170,243

			10,980,148

REITs – 7.5%
Alexandria Real Estate Equities, Inc. 3.80%, 04/15/2026		985	973,815
5.50%, 10/01/2035		530	526,765
American Homes 4 Rent LP 5.25%, 03/15/2035		383	371,309
American Tower Corp. 3.80%, 08/15/2029		285	270,279
5.00%, 01/31/2030		512	509,479
5.25%, 07/15/2028		270	272,661
5.55%, 07/15/2033		361	363,772
5.80%, 11/15/2028		424	436,093
Boston Properties LP 4.50%, 12/01/2028		1,400	1,363,057
6.75%, 12/01/2027		183	190,499
Crown Castle, Inc. 2.90%, 03/15/2027		1,029	990,153
3.10%, 11/15/2029		587	535,966
4.30%, 02/15/2029		955	927,246
5.60%, 06/01/2029		186	189,848
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	800	698,999
Equinix, Inc. 1.55%, 03/15/2028	U.S.$	3,825	3,465,707
2.15%, 07/15/2030		711	613,509
Newmark Group, Inc. 7.50%, 01/12/2029		367	385,626
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033		765	643,181
Simon Property Group LP 4.75%, 09/26/2034		572	541,797
5.85%, 03/08/2053		384	386,638
Trust Fibra Uno 7.375%, 02/13/2034(a)		406	398,298

	Principal Amount (000)		U.S. $ Value

Ventas Realty LP 5.70%, 09/30/2043	U.S.$	290	$281,894
Welltower OP LLC 2.70%, 02/15/2027		1,341	1,290,698
2.75%, 01/15/2032		1,202	1,026,970
Weyerhaeuser Co. 3.375%, 03/09/2033		390	339,789
7.375%, 03/15/2032		22	24,607
WP Carey, Inc. 2.45%, 02/01/2032		2,154	1,784,635

			19,803,290

			96,210,160

Utility – 9.2%
Electric – 9.2%
Avangrid, Inc. 3.80%, 06/01/2029		673	639,294
Commonwealth Edison Co. 3.00%, 03/01/2050		205	130,434
5.65%, 06/01/2054		866	848,192
Series 133 3.85%, 03/15/2052		1,874	1,380,407
Consolidated Edison Co. of New York, Inc. 3.70%, 11/15/2059		505	347,311
4.50%, 05/15/2058		855	683,762
Series 20A 3.35%, 04/01/2030		831	774,563
Series A 4.125%, 05/15/2049		155	121,094
Consorcio Transmantaro SA 4.70%, 04/16/2034(a)		890	822,694
Consumers Energy Co. 4.05%, 05/15/2048		1,654	1,315,011
Duke Energy Progress LLC 4.00%, 04/01/2052		1,732	1,316,573
Edison International 5.75%, 06/15/2027		946	922,244
EDP Finance BV 1.71%, 01/24/2028(a)		970	884,694
Electricite de France SA 9.125%, 03/15/2033(a) (c)		206	233,806
Enel Finance International NV 2.50%, 07/12/2031(a) (b)		1,270	1,072,896
5.50%, 06/26/2034(a)		349	346,170
6.80%, 09/15/2037(a)		280	302,747
7.50%, 10/14/2032(a)		200	222,987
Engie Energia Chile SA 6.375%, 04/17/2034(a)		741	749,107
Florida Power & Light Co. 5.30%, 04/01/2053		595	562,532
5.60%, 06/15/2054		958	945,365
National Grid PLC 5.81%, 06/12/2033		339	346,247
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028		1,381	1,255,337
4.80%, 12/01/2077		325	312,605
Niagara Energy SAC 5.75%, 10/03/2034(a)		399	385,035
Niagara Mohawk Power Corp. 1.96%, 06/27/2030(a)		1,611	1,372,041
5.29%, 01/17/2034(a)		75	73,158
PECO Energy Co. 5.25%, 09/15/2054		439	411,664
Public Service Electric & Gas Co. 3.10%, 03/15/2032		1,219	1,076,296
3.80%, 03/01/2046		615	477,981
3.85%, 05/01/2049		460	350,736
5.125%, 03/15/2053		1,326	1,226,617
5.45%, 03/01/2054		354	342,190

	Principal Amount (000)		U.S. $ Value

San Diego Gas & Electric Co. Series TTT 4.10%, 06/15/2049	U.S.$	1,365	$1,056,330
Series UUU 3.32%, 04/15/2050		248	165,401
Series WWW 2.95%, 08/15/2051		1,275	804,365

			24,277,886

Total Corporates - Investment Grade (cost $264,469,488)			251,129,135

CORPORATES - NON-INVESTMENT GRADE – 1.3%
Industrial – 1.3%
Capital Goods – 0.2%
Ball Corp. 2.875%, 08/15/2030		604	523,019

Consumer Cyclical - Automotive – 0.3%
Dana, Inc. 4.25%, 09/01/2030		935	887,388

Consumer Non-Cyclical – 0.6%
CVS Health Corp. 6.75%, 12/10/2054		63	62,308
7.00%, 03/10/2055		892	901,411
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		550	521,546

			1,485,265

Services – 0.2%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		563	527,404

Total Corporates - Non-Investment Grade (cost $3,480,167)			3,423,076

EMERGING MARKETS - CORPORATE BONDS – 0.9%
Industrial – 0.7%
Basic – 0.6%
Klabin Austria GmbH 3.20%, 01/12/2031(a)		2,040	1,731,756

Energy – 0.1%
ReNew Pvt. Ltd. 5.875%, 03/05/2027(a)		300	294,054

			2,025,810

Financial Institutions – 0.2%
Banking – 0.2%
Itau Unibanco Holding SA/Cayman Island 3.875%, 04/15/2031(a)		480	471,600

Total Emerging Markets - Corporate Bonds (cost $2,799,514)			2,497,410

SUPRANATIONALS – 0.5%
International Bank for Reconstruction & Development Zero Coupon, 03/31/2027		970	902,805
1.745%, 07/31/2033(b)		300	291,667

Total Supranationals (cost $1,251,720)			1,194,472

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Chile – 0.2%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a)		498	506,948

	Principal Amount (000)		U.S. $ Value

Ecuador – 0.1%
GPS Blue Financing DAC 5.645%, 11/09/2041(d)	U.S.$	200	$193,004

Total Governments - Sovereign Bonds (cost $700,261)			699,952

EMERGING MARKETS - SOVEREIGNS – 0.1%
Ecuador – 0.1%
Amazon Conservation DAC 6.03%, 01/16/2042(a) (cost $316,000)		316	318,890

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.0%
United States – 0.0%
Metropolitan Transportation Authority Series 2020 5.175%, 11/15/2049 (cost $6,161)		5	4,382

	Shares

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.27%(e) (f) (g) (cost $4,722,609)		4,722,609	4,722,609

	Principal Amount (000)

Time Deposits – 0.0%
Citibank, London 1.82%, 02/03/2025 (cost $57,442)	EUR	55	57,442

Total Short-Term Investments (cost $4,780,051)			4,780,051

Total Investments – 99.8% (cost $277,803,362)(h)			264,047,368
Other assets less liabilities – 0.2%			660,414

Net Assets – 100.0%			$264,707,782

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	32	March 2025	$6,580,000	$(1,969)
U.S. Ultra Bond (CBT) Futures	151	March 2025	17,888,781	(923,781)
Sold Contracts
Euro-Bund Futures	4	March 2025	549,905	16,516
U.S. 10 Yr Ultra Futures	30	March 2025	3,341,250	70,609
U.S. T-Note 5 Yr (CBT) Futures	112	March 2025	11,915,750	116,109
U.S. T-Note 10 Yr (CBT) Futures	65	March 2025	7,074,844	36,203

				$(686,313)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)	In Exchange For (000)			Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EUR	2,370	USD	2,465	02/27/2025	$4,712
BNP Paribas SA	USD	2,476	EUR	2,370	02/27/2025	(15,356)
JPMorgan Chase Bank NA EUR		323	USD	337	02/27/2025	2,080

						$(8,564)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2025, the aggregate market value of these securities amounted to $51,027,353 or 19.28% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2025.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of January 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GPS Blue Financing DAC 5.645%, 11/09/2041	05/18/2023	$200,626	$193,004	0.07%

(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Affiliated investments.
(h)

As of January 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,220,184 and gross unrealized depreciation of investments was $(16,671,055), resulting in net unrealized depreciation of $(14,450,871).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

CBT – Chicago Board of Trade

LP – Limited Partnership

REIT – Real Estate Investment Trust

AB Sustainable Thematic Credit Portfolio

January 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$-0-	$251,129,135	$-0-	$251,129,135
Corporates - Non-Investment Grade	-0-	3,423,076	-0-	3,423,076
Emerging Markets - Corporate Bonds	-0-	2,497,410	-0-	2,497,410
Supranationals	-0-	1,194,472	-0-	1,194,472
Governments - Sovereign Bonds	-0-	699,952	-0-	699,952
Emerging Markets - Sovereigns	-0-	318,890	-0-	318,890
Local Governments - US Municipal Bonds	-0-	4,382	-0-	4,382
Short-Term Investments:
Investment Companies	4,722,609	-0-	-0-	4,722,609
Time Deposits	57,442	-0-	-0-	57,442

Total Investments in Securities	4,780,051	259,267,317	-0-	264,047,368
Other Financial Instruments*:
Assets
Futures	239,437	-0-	-0-	239,437
Forward Currency Exchange Contracts	-0-	6,792	-0-	6,792
Liabilities
Futures	(925,750)	-0-	-0-	(925,750)
Forward Currency Exchange Contracts	-0-	(15,356)	-0-	(15,356)

Total	$4,093,738	$259,258,753	$-0-	$263,352,491

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2025 is as follows:

Fund	Market Value 10/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,197	$21,061	$18,535	$4,723	$27